Contingencies - Indemnification assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance, beginning of period	R$ 9,853	R$ 8,624	R$ 9,191
Additions	21,815	4,592	2,905
Accrued interest	123	1,334	635
Realized	(2,512)	(4,078)	(3,395)
Reversals	(853)	(619)	(712)
Balance, End of period	28,426	9,853	8,624
Civil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance, beginning of period	1,540	595	799
Additions	10,298	1,051	10
Accrued interest	13	501	60
Realized	(1,845)	(433)	(119)
Reversals	(653)	(174)	(155)
Balance, End of period	9,353	1,540	595
Labor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance, beginning of period	8,313	8,029	8,392
Additions	11,517	3,541	2,895
Accrued interest	110	833	575
Realized	(667)	(3,645)	(3,276)
Reversals	(200)	(445)	(557)
Balance, End of period	R$ 19,073	R$ 8,313	R$ 8,029